Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020	Oct. 25, 2019
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)		0
Percentage of shares outstanding authorized for repurchase	5.00%
Common stock repurchases	$ (268,613)	$ 0
Period of notice required for repurchase program termination	15 days
Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)	(31,307)
Common stock repurchases	$ (268,613)
Average repurchase price (in USD per share)	$ 8.58
Common Class A | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)	(31,307)
Common Class T | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)	0
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)	0	0
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Share price (in USD per share)	$ 10.00
Dolce B Note | Preferred Equity Investment | Corporate Joint Venture
Subsidiary, Sale of Stock [Line Items]
Remaining investment amount	$ 1,794,000
Riverfront Investment | Preferred Equity Investment | Corporate Joint Venture
Subsidiary, Sale of Stock [Line Items]
Remaining investment amount	$ 12,412,000
Corporate Joint Venture | 2980 Huron | Preferred Equity Investment
Subsidiary, Sale of Stock [Line Items]
Preferred equity investment face value				$ 20,000,000
Corporate Joint Venture | Riverfront Investment | Preferred Equity Investment
Subsidiary, Sale of Stock [Line Items]
Preferred equity investment face value			$ 15,091,649
Corporate Joint Venture | Riverfront Investment | Common Equity Investment
Subsidiary, Sale of Stock [Line Items]
Preferred equity investment face value			$ 16,800,000